Convertible Debt and Treasury Stock (Details 2) (USD $)	1 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Convertible Debt and Treasury Stock.
Amount approved to repurchase of ordinary shares from net proceeds from convertible senior notes	$ 100,000,000
Number of ordinary shares repurchased		1,171,900	0	0
Total consideration for repurchase of ordinary shares		$ 99,975,000